Document And Entity Information	3 Months Ended
	Oct. 31, 2014	Dec. 10, 2014
Document And Entity Information [Abstract]
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Oct. 31, 2014
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q1
Entity Registrant Name	ARI NETWORK SERVICES INC /WI
Entity Central Index Key	0000879796
Current Fiscal Year End Date	--10-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Trading Symbol	aris
Entity Common Stock, Shares Outstanding		14,230